Investments (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Long Term Investments

The Company’s long-term investments consist of the following:

	As of March 31,
	2023	2024
	RMB	RMB
Available-for-sale debt securities
iSNOB	24,656	26,021
Juesekuangxiang	—	6,875
Jimi	—	5,459
Others	9,712	8,427
	34,368	46,782
Equity method investments
Jiaxing Neixiangyoupan Equity investment Fund Partnership (limited partnership) (“Neixiangyoupan”)	31,745	29,387
Others	3,205	5,639
	34,950	35,026
Total	69,318	81,808

Schedule of Available-for-sale Debt Securities

The following table summarizes, by major security type, the Company’s available-for-sale debt securities as of March 31, 2023 and 2024:

	As of March 31,
	2023	2024
	RMB	RMB
Cost	16,786	25,120
Unrealized gains, including foreign exchange adjustment	17,582	21,662
Fair Value	34,368	46,782